Marketable Securities	12 Months Ended
Dec. 31, 2022
Marketable Securities
Marketable Securities

7.Marketable Securities

Marketable securities represent Kuya shares held by the Company. The Kuya shares were acquired via Kerr Assets sale on February 26, 2021. The total value of marketable securities at December 31, 2022 was $433 (December 31, 2021 - $1,768). These shares were marked-to-market at December 31, 2022 resulting in a loss of $589 being recorded during the year ended December 31, 2022 (December 31, 2021 – loss of $2,617).